FINANCIAL INSTRUMENTS - Changes in liabilities from Cash Flow from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related parties
Changes in liabilities from Cash flow from financing activities
Beginning of year	R$ 24,992	R$ 24,890	R$ 21,970
Cash transactions
Proceeds/(Repayment) from financing activities	(24,992)	102	2,721
Non cash transactions
Interest expense on loans and Interest on loans with related parties			199
End of year		24,992	24,890
Leasing payable
Changes in liabilities from Cash flow from financing activities
Beginning of year	1,277,602	1,030,643	918,365
Cash transactions
Proceeds/(Repayment) from financing activities	(459,504)	(388,202)	(310,226)
Interest paid on loans and financing	(129,137)	(127,787)	(88,370)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	129,137	127,787	88,370
Exchange variation and others	462,571	635,161	422,504
End of year	1,280,669	1,277,602	1,030,643
Debt, Debentures and Losses/Gains on financial instruments - Derivative instruments
Changes in liabilities from Cash flow from financing activities
Beginning of year	10,913,190	12,623,174	14,036,447
Cash transactions
Proceeds/(Repayment) from financing activities	648,432	(1,054,000)	(937,815)
Interest paid on loans and financing	(946,936)	(858,301)	(968,851)
Non cash transactions
Interest expense on loans and Interest on loans with related parties	796,933	840,069	964,607
Exchange variation and others	2,173,744	(637,752)	(471,214)
End of year	R$ 13,585,363	R$ 10,913,190	R$ 12,623,174